Related party transactions and key management personnel (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions and key management personnel
Summary of compensation paid to key management personnel for employee services

	Years Ended December 31,
in €‘000	2023	2022	2021
Short-term employee benefits	5,210	10,023	6,677
Post-employment pension contributions	540	456	357
Share-based compensation	11,377	3,232	4,280
Total	17,127	13,711	11,314

Summary of transactions between related parties

	Year Ended December 31,
	Revenue			Expenses
in €’000	2023	2022	2021	2023	2022	2021
NSoft[1]	—	824	1,861	—	274	906
Bayes	91	—	1,730	189	775	5,742
SportTech[2]	413	613	—	388	150	—
Total	504	1,437	3,591	577	1,199	6,648
[1]

During 2021, and until April 28, 2022, NSoft was an associate of the Company (Note 16.1), which is the date the Company acquired an additional 30% interest in NSoft and NSoft became a consolidated entity of the Company.

[2]SportTech was an associate of the Company from August 4, 2022 to May 22, 2023 (Note 16.3).